Convertible Notes - Schedule of Sensitivity Analysis (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Jun. 05, 2026	Dec. 31, 2025	Dec. 10, 2025
Sensitivity Analysis 1.10x [Member]
Debt Conversion [Line Items]
Convertible note fair value			$ 10,478	$ 10,613
Sensitivity Analysis 1.17x [Member]
Debt Conversion [Line Items]
Convertible note fair value			11,126	11,124
Sensitivity Analysis 1.20x [Member]
Debt Conversion [Line Items]
Convertible note fair value	$ 2,983	$ 2,763	$ 11,415	$ 11,415
Sensitivity Analysis 1.22x [Member]
Debt Conversion [Line Items]
Convertible note fair value	2,985	2,924
Sensitivity Analysis 1.30x [Member]
Debt Conversion [Line Items]
Convertible note fair value	$ 3,005	$ 3,026